FORM 13F
FORM 13F COVER PAGE

"Report for Quarter Ended:  September 30, 2011"

"WealthTrust Fairport, LLC"
"3636 Euclid Avenue, Suite 2000"
"Cleveland, OH  44115"

13F File Number:  028-3921

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Zappala
Title:  CCO and Director of Operations
Phone:  216-431-3845
"Signature, Place and Date of Signing:"

	"Paul A Zappala Cleveland, OH  October 15, 2011"

Report Type:  13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  57

"Form 13F Information Table Value Total(x$1000):  $109773"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     3139    43725 SH       SOLE                    43725
AT&T Inc.  New                 COM              00206r102     3139   110065 SH       SOLE                   110065
Abbott Laboratories            COM              002824100     3171    62012 SH       SOLE                    62012
Air Products & Chemicals Inc   COM              009158106     3299    43196 SH       SOLE                    43196
Alliance Bernstein Holding L.P COM              01881g106      186    13600 SH       SOLE                    13600
Altria Group Incorporated      COM              02209s103      134     5000 SH       SOLE                     5000
American Express Company       COM              025816109     2694    59995 SH       SOLE                    59995
Apache Corporation             COM              037411105     2604    32448 SH       SOLE                    32448
Apple Inc                      COM              037833100     2686     7044 SH       SOLE                     7044
Aurora Oil and Gas             COM                              65    30000 SH       SOLE                    30000
Automatic Data Processing Inc  COM              053015103     3765    79862 SH       SOLE                    79862
Bank Of New York Mellon Corpor COM              064058100     2097   112782 SH       SOLE                   112782
Baxter International Inc       COM              071813109     2350    41860 SH       SOLE                    41860
Berkshire Hathaway             COM              084990175      107      100 SH       SOLE                      100
CVS Corporation                COM              126650100      191     5692 SH       SOLE                     5692
Cardinal Health Incorporated   COM              14149y108     2368    56550 SH       SOLE                    56550
Cedar Fair Lp                  COM              150185106      185     9786 SH       SOLE                     9786
Chevron Corporation            COM              166764100      323     3489 SH       SOLE                     3489
Cisco Systems Incorporated     COM              17275r102     1633   105335 SH       SOLE                   105335
Clorox Co                      COM              189054109     2275    34305 SH       SOLE                    34305
Coca-Cola Company              COM              191216100     3849    56965 SH       SOLE                    56965
Conagra Foods Incorporated     COM              205887102     1111    45865 SH       SOLE                    45865
Danaher Corp                   COM              235851102     2524    60180 SH       SOLE                    60180
Deere & Co                     COM              244199105     2507    38821 SH       SOLE                    38821
Emc Corporation                COM              268648102     3911   186335 SH       SOLE                   186335
Emerson Electric Company       COM              291011104      219     5311 SH       SOLE                     5311
Equifax Inc.                   COM              294429105     3234   105205 SH       SOLE                   105205
Express Scripts Incorporated   COM              302182100     2905    78360 SH       SOLE                    78360
Exxon Mobil Corporation        COM              30231g102     4442    61161 SH       SOLE                    61161
Fortress International Group I COM              34958d102       38    25000 SH       SOLE                    25000
Franklin Resources Incorporate COM              354613101     2086    21815 SH       SOLE                    21815
General Electric Company       COM              369604103      276    18131 SH       SOLE                    18131
Google Inc.                    COM              38259p508     2983     5792 SH       SOLE                     5792
Home Depot Incorporated        COM              437076102     1152    35040 SH       SOLE                    35040
Intel Corporation              COM              458140100      187     8769 SH       SOLE                     8769
International Business Machine COM              459200101     5118    29267 SH       SOLE                    29267
Johnson & Johnson              COM              478160104      116     1817 SH       SOLE                     1817
Kimberly-Clark Corporation     COM              494368103     2555    35980 SH       SOLE                    35980
McDonalds Corporation          COM              580135101     3559    40525 SH       SOLE                    40525
Microsoft Corporation          COM              594918104     2393    96135 SH       SOLE                    96135
NXT Nutritionals Hldg Inc      COM                               1    39975 SH       SOLE                    39975
Nike Incorporated              COM              654106103     2771    32405 SH       SOLE                    32405
Norfolk Southern Corporation   COM              655844108     2250    36880 SH       SOLE                    36880
Omnicom Group Incorporated     COM              681919106     2398    65095 SH       SOLE                    65095
Peabody Energy Corp            COM              704549104     2520    74385 SH       SOLE                    74385
Pfizer Incorporated            COM              717081103      169     9537 SH       SOLE                     9537
Philip Morris Intl Inc         COM              718172109      150     2400 SH       SOLE                     2400
Polyone Corporation            COM              73179p106      457    42689 SH       SOLE                    42689
Procter & Gamble Company       COM              742718109     3562    56380 SH       SOLE                    56380
Progressive Corporation        COM              743315103      269    15167 SH       SOLE                    15167
Schlumberger Limited           COM              806857108     2349    39328 SH       SOLE                    39328
Sherwin-Williams Company       COM              824348106     2885    38825 SH       SOLE                    38825
Snap-On Inc.                   COM              833034101      977    22005 SH       SOLE                    22005
Stryker Corporation            COM              863667101     2010    42650 SH       SOLE                    42650
Sysco Corporation              COM              871829107     1954    75430 SH       SOLE                    75430
United Parcel SVC              COM              911312106     1536    24330 SH       SOLE                    24330
Wells Fargo & Company          COM              949746101     1938    80345 SH       SOLE                    80345